SHARE OPTIONS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	12,303,990	10,908,200	10,727,376
Granted | shares	9,100,000	4,370,000	720,000
Exercised | shares
Expired/ Forfeited | shares	(1,918,000)	(2,974,210)	(539,176)
Outstanding at end of year | shares	19,485,990	12,303,990	10,908,200
Exercisable at end of year | shares	7,959,324	6,622,667	6,091,864
Weighted Average exercise price
Outstanding Beginning Balance	$ 1.31	$ 1.83	$ 1.92
Granted	0.38	0.68	1.07
Exercised		19,685
Expired/ Forfeited	2.14	2.25	2.50
Outstanding at end of year	0.79	1.31	1.83
Exercisable at end of year	1.27	1.73	2.09
Class A Ordinary shares [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	0.46	0.67	1.24
Granted	0.19	0.46	0.67
Exercised
Expired/ Forfeited	0.19	0.66	1.34
Outstanding at end of year	0.19	0.46	0.67
Exercisable at end of year	0.66	1.24	1.24
Class A Ordinary shares [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	4.36	4.36	4.36
Granted	1.10	0.78	1.37
Exercised
Expired/ Forfeited	4.21	4.23	4.23
Outstanding at end of year	4.36	4.36	4.36
Exercisable at end of year	$ 4.36	$ 4.36	$ 4.36
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	3,075,998	2,727,050	2,681,844
Granted | shares	2,275,000	1,092,500	180,000
Exercised | shares
Expired/ Forfeited | shares	(479,500)	(743,552)	(134,794)
Outstanding at end of year | shares	4,871,498	3,075,998	2,727,050
Exercisable at end of year | shares	1,989,831	1,655,667	1,522,966
Weighted Average exercise price
Outstanding Beginning Balance	$ 5.24	$ 7.32	$ 7.69
Granted	1.52	2.72	4.28
Exercised
Expired/ Forfeited	8.56	8.99	10.00
Outstanding at end of year	3.15	5.24	7.32
Exercisable at end of year	5.08	6.92	8.36
American depositary share [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	1.83	2.68	4.96
Granted	0.77	1.83	2.68
Exercised
Expired/ Forfeited	0.77	2.64	5.36
Outstanding at end of year	0.77	1.83	2.68
Exercisable at end of year	2.64	4.95	4.96
American depositary share [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	17.45	17.44	17.44
Granted	4.41	3.10	5.48
Exercised
Expired/ Forfeited	16.84	16.92	16.92
Outstanding at end of year	17.45	17.45	17.44
Exercisable at end of year	$ 17.45	$ 17.45	$ 17.44